Revenue and Other Income - Summary of Revenues and Other Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	$ 97,856,848	$ 103,745,285	$ 94,452,287
Revenues	1,494,119,513	1,481,554,138	1,599,032,140
Income from early termination of electricity supply contracts	121,117,605
Other income	23,137,316	39,500,045	35,904,948
Total other operating income	144,254,921	39,500,045	35,904,948
Energy Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,390,027,937	1,369,333,310	1,457,671,722
Generation [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,390,027,937	1,369,333,310	1,457,671,722
Generation [Member] | Regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	901,254,815	997,315,635	1,101,089,106
Generation [Member] | Non-regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	460,993,808	337,748,542	285,623,737
Other Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	97,564,261	103,717,558	91,652,707
Other Sales [Member] | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	27,779,314	34,269,133	70,958,879
Other Services Provided [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	6,234,728	8,475,543	46,908,131
Sales of Products and Services [Member] | Other Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	292,587	27,727	2,799,580
Tolls and Transmission [Member] | Other Services Provided [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	1,983,040	3,267,012	38,850,596
Engineering And Consulting Services [Member] | Other Services Provided [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	$ 4,251,688	$ 5,208,531	$ 8,057,535